Notes Payable (Tables)	3 Months Ended
Nov. 30, 2013
Payables and Accruals [Abstract]
Convertible Notes Payable
	November 30,	November 30,
	2013	2012

8.0% convertible note due August 31, 2014	$100,000	$125,000
6.0% convertible note due September 2013 (1)	235,025	235,025
8.0% convertible note due Decmeber 31, 2013	9,380
8.0% convertible note due October 2, 2014 (net of discount)	4,041	—

Total unsecured convertible notes payable	348,446	360,025
Less: Current portion	(348,446)	(360,025)

Long-term portion	$—	$—

Related Party Notes Payable
	November 30,	November 30,
	2013	2012
6.0% line of credit (2)	$51,600
		—

Outstanding unsecured related party notes payable	$51,600	$—

(1) Note payable to current CEO.

Other Notes Payable
	November 30,	November 30,
	2013	2012
12% note payable due May 2014	$ 10,000.00	$ -
Note payable	60,600.00
Time payment lease due January 2014	958.00
Note payable - fee reimbursement	43,333.00
18% note payable due January 2015	30,000.00
18% note payable due January 2015	20,000.00
18% note payable due January 2015	100,000.00
6% note payable due August 2015	111,500.00
6% note payable due October 2017	537,238.00
Bank line of credit loan	4,976.00
Merchant Loan due March 2014	68,950.00
Merchant Loan due May 2014	50,389.00
22% note payable due January 2014	10,000.00
18% note payable due November 2014	10,000.00
18% note payable due November 2014	10,000.00
4% note payable due November 2014	45,909.00

Subtotal	1,113,853

Less: Current portion	(315,115)	-

Long-term portion	$ 798,738	$ -

Future Minimum payments related conv. notes payable
Related Conv.
Fiscal Year Ending August 31,	Notes Payable
2014	$ 301,546
2015	409,941
2016	87,623
2017	314,743